LEASES	12 Months Ended
Dec. 31, 2021
Lessee Disclosure [Abstract]
LEASES
NOTE 11     -      LEASES

The Company has operating leases for facilities and vehicles. The Company recognized leased assets of $30,627 and corresponding current liabilities of $4,452, and long-term liabilities of $33,450, as of December 31, 2021. The Company’s leases have remaining terms of 1 to 9 years, some of which include options to extend the leases for up to additional 10 years. The weighted average remaining lease term was 14.6 years and the weighted average discount rate was 4.5% as of December 31, 2021.

Lease expenses amounted to $3,935, $4,654 and $5,166 for the years ended December 31, 2021, 2020 and 2019, respectively. The expected discounted and undiscounted lease payments under non-cancelable leases as of December 31, 2021, excluding non-lease components, were as follows:

Year
2022	4,508
2023	4,273
2024	4,248
2025	4,028
2026	3,661
2027 and thereafter	33,436
Total lease payments	54,154
Less imputed interest	(16,252)
Total	37,902

Operating cash flows for operating leases amounted to $4,134, $5,840 and $5,326 for the years ended December 31, 2021, 2020 and 2019, respectively.